TAX STATUS OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
TAX STATUS OF THE PLAN	TAX STATUS OF THE PLAN
The Internal Revenue Service (IRS) has determined and informed the plan sponsor by letter dated May 14, 2024 that the Plan is qualified and the trust established under the Plan is tax exempt under the appropriate sections of the Code. Although the Plan has been amended since receiving the determination letter, the Plan's administrator and the Plan's tax counsel believe that the Plan is currently designed and being operated in compliance with the applicable requirements of the Code. Therefore, they believe the Plan is qualified and the related trust was tax-exempt as of the financial statements date. U.S. GAAP require the Plan's management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the organization has taken an uncertain position that would not be sustained upon examination by the IRS. The Plan's administrator and its tax counsel have analyzed the tax positions taken by the Plan and have concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure to the financial statements. As such, no reserve is required under U.S. GAAP. The Plan is subject to audits by the IRS; however, there are no current IRS audits for any tax periods in progress. The Plan's administrator and its tax counsel believe the Plan is no longer subject to IRS audits outside the statutory audit period.